SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
SCHEDULE OF CHANGES IN WORKING CAPITAL

Changes in working capital for the year ended June 30, 2022 and 2021 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	June 30, 2021
(Increase) in due from related party	(81)	(171)
(Increase) in prepaid expenses	(3)	(31)
(increase) in Sales tax receivable and deferred RTO expenses	(955)	-
Increase in trade payables and accrued liabilities	1,178	58
Total changes in working capital	139	(144)